Quarterly Holdings Report
for

Fidelity Advisor® Limited Term Bond Fund

May 31, 2021

LTB-QTLY-0721
1.804849.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 61.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.:
0.9% 3/25/24	$5,000,000	$5,013,640
1.65% 2/1/28	12,588,000	12,417,315
NTT Finance Corp.:
0.583% 3/1/24 (a)	4,260,000	4,266,199
1.162% 4/3/26 (a)	8,933,000	8,904,928
1.591% 4/3/28 (a)	10,000,000	9,874,777
Verizon Communications, Inc.:
0.75% 3/22/24	9,717,000	9,797,521
1.45% 3/20/26	2,947,000	2,975,719
3% 3/22/27	626,000	674,340
		53,924,439
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.464% 7/23/22	16,000,000	16,627,644
Comcast Corp.:
3.7% 4/15/24	4,500,000	4,898,881
3.95% 10/15/25	2,610,000	2,930,039
Discovery Communications LLC:
2.95% 3/20/23	7,000,000	7,288,775
3.625% 5/15/30	1,664,000	1,778,305
		33,523,644
Wireless Telecommunication Services - 0.6%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.7866% 3/22/22 (b)(c)	7,115,000	7,138,145
T-Mobile U.S.A., Inc.:
2.625% 4/15/26	10,100,000	10,279,679
3.5% 4/15/25	6,000,000	6,511,530
		23,929,354

TOTAL COMMUNICATION SERVICES		111,377,437

CONSUMER DISCRETIONARY - 3.2%
Automobiles - 2.5%
BMW U.S. Capital LLC 3.45% 4/12/23 (a)	7,000,000	7,382,418
Daimler Finance North America LLC:
0.75% 3/1/24 (a)	17,889,000	17,929,290
1.45% 3/2/26 (a)	6,948,000	7,016,925
2.85% 1/6/22 (a)	3,175,000	3,223,384
General Motors Financial Co., Inc.:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 1.200% 1.21% 11/17/23 (b)(c)	15,000,000	15,280,350
1.05% 3/8/24	2,306,000	2,321,181
1.25% 1/8/26	8,359,000	8,296,143
1.7% 8/18/23	10,000,000	10,227,751
3.25% 1/5/23	5,000,000	5,201,514
4.15% 6/19/23	5,231,000	5,586,445
5.2% 3/20/23	2,909,000	3,145,061
Volkswagen Group of America Finance LLC 1.25% 11/24/25 (a)	15,040,000	15,032,154
		100,642,616
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 3.3% 7/1/25	1,040,000	1,132,504
Starbucks Corp. 3.8% 8/15/25	2,340,000	2,601,572
		3,734,076
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	2,334,000	2,404,310
Multiline Retail - 0.2%
Dollar Tree, Inc. 4% 5/15/25	6,000,000	6,648,004
Specialty Retail - 0.3%
AutoZone, Inc.:
3.125% 7/15/23	3,247,000	3,408,993
3.625% 4/15/25	545,000	596,770
Ross Stores, Inc. 0.875% 4/15/26	7,357,000	7,213,653
TJX Companies, Inc. 3.5% 4/15/25	1,742,000	1,907,178
		13,126,594

TOTAL CONSUMER DISCRETIONARY		126,555,600

CONSUMER STAPLES - 4.3%
Beverages - 0.9%
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	4,276,000	4,776,026
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	15,000,000	15,027,587
Molson Coors Beverage Co.:
3% 7/15/26	10,575,000	11,332,612
3.5% 5/1/22	4,098,000	4,217,460
		35,353,685
Food & Staples Retailing - 0.5%
7-Eleven, Inc.:
0.8% 2/10/24 (a)	7,321,000	7,314,218
0.95% 2/10/26 (a)	7,891,000	7,744,560
1.3% 2/10/28 (a)	3,614,000	3,487,163
		18,545,941
Food Products - 0.9%
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	10,730,000	11,735,938
McCormick & Co., Inc. 0.9% 2/15/26	15,000,000	14,774,778
Mondelez International, Inc. 0.625% 7/1/22	10,000,000	10,038,811
		36,549,527
Tobacco - 2.0%
Altria Group, Inc. 2.35% 5/6/25	1,003,000	1,050,394
BAT Capital Corp.:
2.764% 8/15/22	10,000,000	10,230,282
3.222% 8/15/24	7,000,000	7,453,780
BAT International Finance PLC:
1.668% 3/25/26	15,000,000	14,968,772
3.95% 6/15/25 (a)	5,000,000	5,512,794
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (a)	8,250,000	8,702,962
4.25% 7/21/25 (a)	13,000,000	14,335,407
Philip Morris International, Inc.:
0.875% 5/1/26	4,502,000	4,453,206
1.125% 5/1/23	4,000,000	4,066,813
1.5% 5/1/25	3,501,000	3,579,916
2.875% 5/1/24	4,910,000	5,233,971
		79,588,297

TOTAL CONSUMER STAPLES		170,037,450

ENERGY - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Canadian Natural Resources Ltd.:
2.05% 7/15/25	3,668,000	3,762,964
3.45% 11/15/21	7,927,000	7,978,272
Cenovus Energy, Inc.:
3% 8/15/22	9,205,000	9,408,625
3.8% 9/15/23	4,723,000	4,988,577
Enbridge, Inc. U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.400% 0.41% 2/17/23 (b)(c)	4,012,000	4,016,930
Energy Transfer LP:
2.9% 5/15/25	7,150,000	7,530,524
3.6% 2/1/23	2,824,000	2,937,257
4.2% 9/15/23	1,441,000	1,544,221
4.25% 3/15/23	6,314,000	6,647,694
4.5% 4/15/24	570,000	624,589
Equinor ASA:
1.75% 1/22/26	1,120,000	1,156,753
2.875% 4/6/25	7,000,000	7,510,121
Kinder Morgan Energy Partners LP 3.5% 9/1/23	5,738,000	6,077,544
Marathon Petroleum Corp. 4.5% 5/1/23	5,640,000	6,038,396
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.2854% 9/9/22 (b)(c)	1,082,000	1,082,660
1.75% 3/1/26	15,044,000	15,243,416
3.375% 3/15/23	6,618,000	6,939,150
4.5% 7/15/23	856,000	917,367
Occidental Petroleum Corp.:
2.9% 8/15/24	6,061,000	6,045,848
3.2% 8/15/26	277,000	266,959
Ovintiv Exploration, Inc. 5.625% 7/1/24	1,967,000	2,188,182
Ovintiv, Inc. 3.9% 11/15/21	4,500,000	4,521,085
Petroleos Mexicanos:
6.49% 1/23/27	6,035,000	6,443,268
6.5% 3/13/27	12,000,000	12,812,520
Phillips 66 Co.:
1.3% 2/15/26	6,892,000	6,907,412
3.7% 4/6/23	4,430,000	4,686,237
3.85% 4/9/25	7,000,000	7,721,641
Pioneer Natural Resources Co. 0.55% 5/15/23	7,781,000	7,806,522
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	4,768,000	4,874,105
Shell International Finance BV 3.5% 11/13/23	1,470,000	1,576,799
Suncor Energy, Inc. 3.6% 12/1/24	7,800,000	8,479,301
The Williams Companies, Inc. 3.6% 3/15/22	12,000,000	12,243,004
TransCanada PipeLines Ltd. 2.5% 8/1/22	5,142,000	5,273,262
Valero Energy Corp.:
1.2% 3/15/24	10,000,000	10,113,691
2.7% 4/15/23	805,000	837,270
2.85% 4/15/25	9,963,000	10,571,955
Western Gas Partners LP:
3 month U.S. LIBOR + 2.100% 2.2875% 1/13/23 (b)(c)	2,040,000	2,034,943
4.35% 2/1/25	3,287,000	3,426,698
		213,235,762
FINANCIALS - 30.2%
Banks - 16.3%
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (b)(c)	11,000,000	11,416,346
1.197% 10/24/26 (b)	13,673,000	13,632,001
1.319% 6/19/26 (b)	16,000,000	16,116,525
3.004% 12/20/23 (b)	6,462,000	6,723,760
3.124% 1/20/23 (b)	10,000,000	10,180,307
4.2% 8/26/24	15,750,000	17,413,061
Bank of Nova Scotia 0.55% 9/15/23	10,000,000	10,031,463
Barclays PLC:
1.007% 12/10/24 (b)	5,000,000	5,027,380
2.852% 5/7/26 (b)	18,848,000	19,973,094
3.932% 5/7/25 (b)	4,000,000	4,338,832
4.338% 5/16/24 (b)	5,045,000	5,399,109
BNP Paribas SA:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 1.000% 1.323% 1/13/27 (a)(b)(c)	7,417,000	7,340,699
2.219% 6/9/26 (a)(b)	8,627,000	8,923,639
3.5% 3/1/23 (a)	17,000,000	17,901,936
BPCE SA:
1.652% 10/6/26 (a)(b)	20,000,000	20,144,263
4% 9/12/23 (a)	5,000,000	5,383,320
Canadian Imperial Bank of Commerce 0.95% 6/23/23	10,000,000	10,110,952
Capital One Bank NA:
2.014% 1/27/23 (b)	4,662,000	4,711,187
2.28% 1/28/26 (b)	7,000,000	7,271,260
CIT Group, Inc.:
3.929% 6/19/24 (b)	815,000	863,289
4.75% 2/16/24	5,000,000	5,440,625
5% 8/1/23	5,000,000	5,431,250
Citigroup, Inc.:
0.981% 5/1/25 (b)	5,320,000	5,352,626
2.312% 11/4/22 (b)	5,000,000	5,043,535
2.7% 10/27/22	5,000,000	5,159,276
3.106% 4/8/26 (b)	10,000,000	10,731,741
4.4% 6/10/25	3,018,000	3,384,855
Danske Bank A/S 3.875% 9/12/23 (a)	6,000,000	6,406,348
DNB Bank ASA 1.535% 5/25/27 (a)(b)	4,643,000	4,660,962
HSBC Holdings PLC:
1.589% 5/24/27 (b)	10,000,000	10,036,887
1.645% 4/18/26 (b)	6,567,000	6,674,241
3.262% 3/13/23 (b)	3,374,000	3,451,648
3.803% 3/11/25 (b)	5,000,000	5,408,225
3.95% 5/18/24 (b)	3,000,000	3,202,530
Huntington Bancshares, Inc. 2.625% 8/6/24	4,610,000	4,878,430
ING Groep NV 1.726% 4/1/27 (b)	4,192,000	4,244,778
Intesa Sanpaolo SpA:
3.375% 1/12/23 (a)	5,775,000	6,023,553
5.71% 1/15/26 (a)	2,298,000	2,600,182
JPMorgan Chase & Co.:
0.824% 6/1/25 (b)	7,855,000	7,865,498
1.045% 11/19/26 (b)	15,000,000	14,866,711
1.514% 6/1/24 (b)	5,770,000	5,891,350
2.083% 4/22/26 (b)	25,219,000	26,199,103
2.956% 5/13/31 (b)	12,053,000	12,507,017
3.207% 4/1/23 (b)	8,000,000	8,194,065
3.514% 6/18/22 (b)	8,000,000	8,012,015
3.559% 4/23/24 (b)	10,000,000	10,581,391
Lloyds Banking Group PLC:
0.695% 5/11/24 (b)	5,000,000	5,016,102
1.326% 6/15/23 (b)	1,698,000	1,713,919
2.438% 2/5/26 (b)	2,636,000	2,762,188
2.907% 11/7/23 (b)	10,197,000	10,551,656
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (b)	7,000,000	7,041,083
1.412% 7/17/25	8,000,000	8,110,414
2.193% 2/25/25	7,200,000	7,519,841
2.623% 7/18/22	5,000,000	5,132,248
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	17,495,000	17,593,653
1.234% 5/22/27 (b)	10,000,000	9,868,359
National Bank of Canada 0.9% 8/15/23 (b)	10,100,000	10,167,110
NatWest Markets PLC 0.8% 8/12/24 (a)	5,141,000	5,147,670
Regions Financial Corp.:
2.25% 5/18/25	3,135,000	3,276,940
3.8% 8/14/23	1,805,000	1,930,935
Royal Bank of Canada 1.15% 6/10/25	15,000,000	15,095,353
Royal Bank of Scotland Group PLC:
2.359% 5/22/24 (b)	4,223,000	4,361,507
3.875% 9/12/23	12,600,000	13,527,612
4.519% 6/25/24 (b)	10,962,000	11,816,355
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	5,500,000	5,732,382
3.45% 6/2/25	5,700,000	6,146,607
4.45% 12/3/21	4,500,000	4,578,022
Societe Generale:
1.488% 12/14/26 (a)(b)	7,870,000	7,827,549
2.625% 10/16/24 (a)	1,530,000	1,608,336
3.875% 3/28/24 (a)	6,015,000	6,510,619
Sumitomo Mitsui Financial Group, Inc.:
0.508% 1/12/24	989,000	988,953
1.474% 7/8/25	10,000,000	10,148,269
SVB Financial Group 3.125% 6/5/30	3,077,000	3,221,815
Svenska Handelsbanken AB 0.625% 6/30/23 (a)	7,000,000	7,042,263
Synchrony Bank 3% 6/15/22	2,328,000	2,386,682
Synovus Bank 2.289% 2/10/23 (b)	1,640,000	1,654,206
Synovus Financial Corp. 3.125% 11/1/22	7,118,000	7,338,807
Wells Fargo & Co.:
1.654% 6/2/24 (b)	5,500,000	5,637,493
2.164% 2/11/26 (b)	10,000,000	10,426,118
2.188% 4/30/26 (b)	5,000,000	5,213,465
2.406% 10/30/25 (b)	14,000,000	14,723,767
3.75% 1/24/24	5,000,000	5,405,656
4.3% 7/22/27	7,000,000	8,002,891
Westpac Banking Corp. 4.11% 7/24/34 (b)	1,710,000	1,857,847
Zions Bancorp NA 3.35% 3/4/22	1,971,000	2,009,411
		654,245,368
Capital Markets - 6.8%
Ares Capital Corp. 3.25% 7/15/25	10,000,000	10,546,234
Credit Suisse AG 1% 5/5/23	5,000,000	5,056,888
Credit Suisse Group AG:
1.305% 2/2/27 (a)(b)	10,000,000	9,791,466
2.593% 9/11/25 (a)(b)	4,805,000	5,022,690
3.574% 1/9/23 (a)	15,000,000	15,269,017
Deutsche Bank AG New York Branch:
0.898% 5/28/24	2,899,000	2,901,184
1.447% 4/1/25 (b)	6,811,000	6,875,043
2.129% 11/24/26 (b)	6,479,000	6,588,973
2.222% 9/18/24 (b)	15,621,000	16,066,721
3.3% 11/16/22	7,000,000	7,269,904
4.25% 10/14/21	4,000,000	4,056,371
E*TRADE Financial Corp. 2.95% 8/24/22	14,405,000	14,836,346
Goldman Sachs Group, Inc.:
0.523% 3/8/23	8,160,000	8,172,950
0.627% 11/17/23 (b)	8,000,000	8,016,197
2.876% 10/31/22 (b)	12,097,000	12,223,190
2.905% 7/24/23 (b)	22,500,000	23,135,213
3.2% 2/23/23	12,500,000	13,085,749
3.272% 9/29/25 (b)	5,000,000	5,392,352
Intercontinental Exchange, Inc. 0.7% 6/15/23	6,859,000	6,903,086
Moody's Corp.:
2.625% 1/15/23	5,950,000	6,156,547
4.875% 2/15/24	4,000,000	4,416,182
Morgan Stanley:
0.529% 1/25/24 (b)	9,045,000	9,064,414
0.56% 11/10/23 (b)	10,000,000	10,021,806
0.79% 5/30/25 (b)	10,000,000	9,992,373
2.188% 4/28/26 (b)	5,000,000	5,228,862
2.72% 7/22/25 (b)	3,953,000	4,193,108
3.737% 4/24/24 (b)	12,000,000	12,742,791
4.875% 11/1/22	7,000,000	7,433,378
NASDAQ, Inc. 0.445% 12/21/22	4,284,000	4,285,596
State Street Corp. 2.901% 3/30/26 (b)	305,000	327,125
UBS AG London Branch 1.25% 6/1/26 (a)	8,000,000	7,992,622
UBS Group AG 1.008% 7/30/24 (a)(b)	7,594,000	7,661,404
		270,725,782
Consumer Finance - 2.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	7,095,000	6,986,642
3.3% 1/23/23	7,000,000	7,268,461
3.5% 5/26/22	915,000	938,764
4.125% 7/3/23	1,826,000	1,935,948
4.875% 1/16/24	1,481,000	1,615,880
Ally Financial, Inc.:
1.45% 10/2/23	1,220,000	1,239,310
3.05% 6/5/23	8,326,000	8,705,915
5.125% 9/30/24	9,760,000	11,045,531
Capital One Financial Corp.:
3.2% 1/30/23	10,000,000	10,450,042
3.9% 1/29/24	3,000,000	3,251,032
Discover Financial Services 5.2% 4/27/22	3,239,000	3,376,540
Ford Motor Credit Co. LLC:
3.087% 1/9/23	12,000,000	12,225,000
3.339% 3/28/22	2,246,000	2,276,883
4.14% 2/15/23	5,000,000	5,194,500
Synchrony Financial:
2.85% 7/25/22	703,000	719,925
4.25% 8/15/24	2,551,000	2,795,281
4.375% 3/19/24	4,922,000	5,394,617
Toyota Motor Credit Corp. 0.5% 8/14/23	4,167,000	4,183,897
		89,604,168
Diversified Financial Services - 0.9%
AIG Global Funding:
0.8% 7/7/23 (a)	2,197,000	2,220,029
0.9% 9/22/25 (a)	7,000,000	6,931,390
2.3% 7/1/22 (a)	1,900,000	1,940,881
Athene Global Funding:
0.95% 1/8/24 (a)	8,877,000	8,919,003
1% 4/16/24 (a)	8,000,000	8,042,912
BP Capital Markets America, Inc. 2.937% 4/6/23	1,665,000	1,743,899
Brixmor Operating Partnership LP 2.25% 4/1/28	4,348,000	4,318,077
Equitable Holdings, Inc. 3.9% 4/20/23	303,000	321,279
		34,437,470
Insurance - 4.0%
American International Group, Inc.:
2.5% 6/30/25	5,000,000	5,286,613
4.2% 4/1/28	4,000,000	4,554,503
4.875% 6/1/22	5,484,000	5,734,391
Aon Corp. 2.2% 11/15/22	1,504,000	1,544,463
Empower Finance 2020 LP 1.357% 9/17/27 (a)	5,321,000	5,262,388
Equitable Financial Life Global Funding:
0.5% 11/17/23 (a)	10,075,000	10,081,589
1.4% 8/27/27 (a)	15,000,000	14,744,430
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (a)	3,381,000	3,348,963
Guardian Life Global Funding:
1.1% 6/23/25 (a)	7,850,000	7,886,718
1.4% 7/6/27 (a)	8,010,000	7,917,880
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	16,714,000	16,714,000
Marsh & McLennan Companies, Inc.:
3.3% 3/14/23	1,731,000	1,816,161
3.875% 3/15/24	6,123,000	6,681,263
MassMutual Global Funding II 0.85% 6/9/23 (a)	10,000,000	10,107,790
Metropolitan Life Global Funding I:
0.9% 6/8/23 (a)	4,581,000	4,630,377
1.95% 1/13/23 (a)	5,000,000	5,134,779
Metropolitan Tower Global Funding 0.55% 7/13/22 (a)	10,000,000	10,031,830
New York Life Global Funding 1.1% 5/5/23 (a)	2,841,000	2,884,698
Pacific Life Global Funding II 1.2% 6/24/25 (a)	4,494,000	4,514,547
Pricoa Global Funding I:
2.4% 9/23/24 (a)	6,476,000	6,860,141
2.45% 9/21/22 (a)	4,109,000	4,230,436
Protective Life Global Funding 2.615% 8/22/22 (a)	10,240,000	10,526,243
Prudential Financial, Inc. 3.5% 5/15/24	2,550,000	2,779,385
Willis Group North America, Inc. 4.5% 9/15/28	5,000,000	5,756,288
		159,029,876

TOTAL FINANCIALS		1,208,042,664

HEALTH CARE - 2.9%
Biotechnology - 0.3%
AbbVie, Inc.:
2.3% 11/21/22	6,780,000	6,976,147
3.45% 3/15/22	5,000,000	5,099,131
Amgen, Inc. 2.65% 5/11/22	1,600,000	1,629,927
		13,705,205
Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp. 2.75% 9/23/26 (a)	4,038,000	4,282,159
Becton, Dickinson & Co. 2.894% 6/6/22	3,022,000	3,095,513
Boston Scientific Corp. 1.9% 6/1/25	5,000,000	5,169,636
		12,547,308
Health Care Providers & Services - 0.5%
Anthem, Inc.:
0.45% 3/15/23	10,171,000	10,200,837
2.95% 12/1/22	3,723,000	3,861,488
Cigna Corp.:
0.613% 3/15/24	2,410,000	2,412,868
3.75% 7/15/23	2,547,000	2,720,443
CVS Health Corp. 3.7% 3/9/23	2,249,000	2,377,585
		21,573,221
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. 2.95% 9/19/26	6,566,000	7,099,950
Pharmaceuticals - 1.6%
AstraZeneca Finance LLC 0.7% 5/28/24	7,493,000	7,496,532
Bayer U.S. Finance II LLC:
3.375% 7/15/24 (a)	5,000,000	5,342,330
4.25% 12/15/25 (a)	10,500,000	11,765,373
Bayer U.S. Finance LLC 3.375% 10/8/24 (a)	7,000,000	7,573,115
Bristol-Myers Squibb Co.:
2.9% 7/26/24	6,000,000	6,432,701
3.2% 6/15/26	5,000,000	5,499,807
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	3,082,000	3,103,327
5.272% 8/28/23 (b)	552,000	596,359
Mylan NV 3.125% 1/15/23 (a)	5,791,000	6,015,631
Utah Acquisition Sub, Inc. 3.15% 6/15/21	2,306,000	2,308,338
Viatris, Inc.:
1.125% 6/22/22 (a)	6,288,000	6,330,389
1.65% 6/22/25 (a)	480,000	487,368
		62,951,270

TOTAL HEALTH CARE		117,876,954

INDUSTRIALS - 3.5%
Aerospace & Defense - 0.5%
The Boeing Co.:
1.167% 2/4/23	7,169,000	7,202,529
1.95% 2/1/24	10,390,000	10,676,735
4.875% 5/1/25	3,000,000	3,370,329
		21,249,593
Airlines - 0.4%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	5,063,971	4,824,820
Delta Air Lines, Inc. 2.9% 10/28/24	5,500,000	5,576,406
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	3,676,307	3,612,499
		14,013,725
Building Products - 0.1%
Carrier Global Corp. 2.242% 2/15/25	3,940,000	4,119,322
Commercial Services & Supplies - 0.4%
Republic Services, Inc. 0.875% 11/15/25	15,000,000	14,876,343
Industrial Conglomerates - 0.5%
General Electric Co. 3.45% 5/1/27	679,000	747,757
Roper Technologies, Inc.:
2.8% 12/15/21	3,883,000	3,927,521
3.65% 9/15/23	3,078,000	3,292,436
Siemens Financieringsmaatschappij NV:
0.65% 3/11/24 (a)	6,309,000	6,331,426
1.2% 3/11/26 (a)	6,674,000	6,679,582
		20,978,722
Machinery - 0.5%
Otis Worldwide Corp.:
3 month U.S. LIBOR + 0.450% 0.6443% 4/5/23 (b)(c)	4,000,000	4,000,210
2.056% 4/5/25	7,000,000	7,265,139
Westinghouse Air Brake Co. 4.4% 3/15/24	5,900,000	6,433,182
		17,698,531
Road & Rail - 0.2%
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 0.8555% 7/30/21 (a)(b)(c)	4,379,000	4,377,856
3 month U.S. LIBOR + 0.950% 1.1405% 6/1/21 (a)(b)(c)	4,740,000	4,740,000
		9,117,856
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
0.7% 2/15/24	3,555,000	3,540,502
2.625% 7/1/22	5,000,000	5,104,740
3.375% 6/1/21	8,097,000	8,097,000
3.75% 2/1/22	1,228,000	1,248,085
4.25% 2/1/24	2,597,000	2,821,352
International Lease Finance Corp. 5.875% 8/15/22	4,375,000	4,644,893
		25,456,572
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	7,180,000	7,392,484
3.625% 5/1/22 (a)	719,000	736,627
3.95% 7/1/24 (a)	955,000	1,016,887
5.5% 1/15/26 (a)	2,089,000	2,347,284
		11,493,282

TOTAL INDUSTRIALS		139,003,946

INFORMATION TECHNOLOGY - 2.3%
Electronic Equipment & Components - 0.5%
Amphenol Corp. 3.2% 4/1/24	896,000	954,693
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (a)	17,591,000	19,144,300
		20,098,993
IT Services - 0.3%
PayPal Holdings, Inc.:
1.35% 6/1/23	2,668,000	2,721,920
1.65% 6/1/25	2,097,000	2,167,504
The Western Union Co.:
2.85% 1/10/25	1,242,000	1,316,049
4.25% 6/9/23	5,000,000	5,343,635
		11,549,108
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc. 1.95% 2/15/28 (a)	15,000,000	14,863,559
Microchip Technology, Inc. 0.983% 9/1/24 (a)	5,060,000	5,064,302
Micron Technology, Inc.:
2.497% 4/24/23	3,383,000	3,506,601
4.185% 2/15/27	6,000,000	6,774,450
		30,208,912
Software - 0.4%
Microsoft Corp. 2.4% 8/8/26	10,000,000	10,673,787
Oracle Corp. 1.65% 3/25/26	3,618,000	3,665,559
		14,339,346
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc. 2.45% 8/4/26	15,000,000	15,983,310

TOTAL INFORMATION TECHNOLOGY		92,179,669

MATERIALS - 0.6%
Chemicals - 0.6%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	3,089,000	3,249,072
International Flavors & Fragrances, Inc.:
0.697% 9/15/22 (a)	1,352,000	1,354,894
1.23% 10/1/25 (a)	7,000,000	6,979,367
LYB International Finance III LLC 1.25% 10/1/25	6,305,000	6,325,943
The Mosaic Co. 3.25% 11/15/22	7,000,000	7,264,219
		25,173,495
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp. 1.3% 9/15/25	2,406,000	2,420,157
Boston Properties, Inc. 3.2% 1/15/25	3,000,000	3,219,072
Crown Castle International Corp. 1.35% 7/15/25	566,000	571,611
ERP Operating LP 3.375% 6/1/25	3,000,000	3,253,482
Healthcare Trust of America Holdings LP 3.5% 8/1/26	621,000	684,696
Kimco Realty Corp. 3.3% 2/1/25	5,500,000	5,955,227
Omega Healthcare Investors, Inc. 4.375% 8/1/23	1,211,000	1,295,452
Retail Properties America, Inc. 4% 3/15/25	2,778,000	2,963,342
Simon Property Group LP 2.75% 6/1/23	3,463,000	3,604,776
SITE Centers Corp. 4.25% 2/1/26	1,865,000	2,019,256
Spirit Realty LP 2.1% 3/15/28	5,695,000	5,623,330
Ventas Realty LP:
2.65% 1/15/25	3,710,000	3,906,390
3% 1/15/30	4,013,000	4,152,459
3.125% 6/15/23	591,000	617,207
3.5% 4/15/24	2,140,000	2,297,651
VEREIT Operating Partnership LP 2.2% 6/15/28	456,000	458,107
Vornado Realty LP 2.15% 6/1/26	1,017,000	1,025,784
Welltower, Inc. 3.625% 3/15/24	4,035,000	4,349,635
		48,417,634
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	3,334,000	3,489,740
4.1% 10/1/24	372,000	404,433
Mack-Cali Realty LP 4.5% 4/18/22	185,000	189,577
		4,083,750

TOTAL REAL ESTATE		52,501,384

UTILITIES - 4.9%
Electric Utilities - 2.5%
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,893,000	3,176,177
Edison International 2.95% 3/15/23	730,000	755,343
Eversource Energy 2.75% 3/15/22	3,489,000	3,548,043
Exelon Corp. 3.497% 6/1/22 (b)	10,287,000	10,582,819
FirstEnergy Corp.:
1.6% 1/15/26	606,000	587,820
2.05% 3/1/25	3,271,000	3,295,533
4.75% 3/15/23	600,000	633,420
Florida Power & Light Co.:
3 month U.S. LIBOR + 0.380% 0.564% 7/28/23 (b)(c)	7,557,000	7,557,378
2.85% 4/1/25	1,508,000	1,620,921
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,115,000	1,204,164
ITC Holdings Corp. 2.7% 11/15/22	3,503,000	3,608,348
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.4201% 2/22/23 (b)(c)	10,250,000	10,252,738
0.65% 3/1/23	8,000,000	8,047,311
2.75% 5/1/25	12,257,000	13,047,516
Southern California Edison Co. 3 month U.S. LIBOR + 0.270% 0.4543% 12/3/21 (b)(c)	6,706,000	6,708,265
Southern Co. 0.6% 2/26/24	3,789,000	3,798,290
Virginia Electric & Power Co. 2.75% 3/15/23	10,000,000	10,384,085
Vistra Operations Co. LLC 5% 7/31/27 (a)	10,000,000	10,212,500
		99,020,671
Gas Utilities - 0.7%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 0.5654% 3/9/23 (b)(c)	6,511,000	6,512,723
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 0.6843% 3/2/23 (b)(c)	8,693,000	8,695,892
Dominion Gas Holdings LLC 2.5% 11/15/24	1,156,000	1,220,208
ONE Gas, Inc. 0.85% 3/11/23	10,000,000	10,011,468
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.5339% 9/14/23 (b)(c)	2,106,000	2,106,349
		28,546,640
Independent Power and Renewable Electricity Producers - 0.2%
Emera U.S. Finance LP:
0.833% 6/15/24 (a)	4,654,000	4,658,658
2.7% 6/15/21	548,000	548,421
The AES Corp. 3.3% 7/15/25 (a)	4,133,000	4,408,960
		9,616,039
Multi-Utilities - 1.5%
Berkshire Hathaway Energy Co. 2.8% 1/15/23	5,944,000	6,180,320
CenterPoint Energy, Inc. 2.5% 9/1/22	1,229,000	1,258,083
Dominion Energy, Inc.:
3 month U.S. LIBOR + 0.530% 0.7139% 9/15/23 (b)(c)	5,410,000	5,412,377
1.45% 4/15/26	8,000,000	8,048,735
2% 8/15/21	1,458,000	1,460,987
2.715% 8/15/21	3,913,000	3,932,248
3.071% 8/15/24 (b)	5,000,000	5,328,488
DTE Energy Co.:
0.55% 11/1/22	10,000,000	10,027,162
2.25% 11/1/22	5,500,000	5,659,565
NiSource, Inc.:
0.95% 8/15/25	2,873,000	2,857,889
2.95% 9/1/29	3,000,000	3,140,986
Public Service Enterprise Group, Inc.:
2% 11/15/21	1,782,000	1,793,402
2.65% 11/15/22	3,830,000	3,957,282
Sempra Energy 2.9% 2/1/23	1,017,000	1,056,953
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.2684% 5/15/67 (b)(c)	454,000	421,068
		60,535,545

TOTAL UTILITIES		197,718,895

TOTAL NONCONVERTIBLE BONDS
(Cost $2,400,778,470)		2,453,703,256

U.S. Treasury Obligations - 14.7%
U.S. Treasury Notes:
0.25% 5/15/24	$125,765,000	$125,568,492
0.25% 7/31/25	125,000,000	123,164,063
0.375% 4/30/25	151,355,000	150,349,895
0.75% 3/31/26	85,000,000	84,907,031
1.625% 9/30/26	47,581,000	49,395,026
2.75% 6/30/25	24,406,000	26,547,245
2.875% 11/30/25	28,171,000	30,895,664
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $587,886,788)		590,827,416

U.S. Government Agency - Mortgage Securities - 1.7%
Fannie Mae - 1.1%
3% 12/1/31 to 3/1/50	32,925,263	34,780,574
3.5% 9/1/29 to 10/1/29	889,357	953,129
4.5% to 4.5% 3/1/35 to 9/1/49	8,343,355	9,107,844
6.5% 7/1/32 to 8/1/36	160,962	187,718
7% 8/1/28 to 6/1/33	134,726	158,166
7.5% to 7.5% 11/1/26 to 2/1/28	26,151	29,543
8.5% 9/1/25	859	946

TOTAL FANNIE MAE		45,217,920

Freddie Mac - 0.6%
2% 1/1/32	14,061,681	14,577,855
3% 2/1/34	8,213,439	8,659,359
8.5% 12/1/26 to 8/1/27	12,683	14,293

TOTAL FREDDIE MAC		23,251,507

Ginnie Mae - 0.0%
7% to 7% 7/15/28 to 11/15/28	22,934	25,992
7.5% 2/15/28 to 10/15/28	2,331	2,677
8% 6/15/24	17	18

TOTAL GINNIE MAE		28,687

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $68,202,642)		68,498,114

Asset-Backed Securities - 10.7%
AASET Trust Series 2019-2 Class A, 3.376% 10/16/39 (a)	$2,641,040	$2,645,503
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	1,293,000	1,295,386
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.2659% 1/15/32 (a)(b)(c)	10,545,000	10,545,664
Ajax Mortgage Loan Trust Series 2021-B Class A, 2.239% 6/25/66 (a)(b)	4,537,986	4,535,155
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (a)	1,279,265	1,281,025
Bank of America Credit Card Master Trust:
Series 2020-A1 Class A1, 0.34% 5/15/26	11,987,000	11,973,072
Series 2021-A1 Class A1, 0.44% 9/15/26	10,797,000	10,799,564
Bank of The West Auto Trust Series 2018-1 Class A3, 3.43% 12/15/22 (a)	301,832	302,923
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 1.2166% 2/25/35 (b)(c)	152,348	150,415
CarMax Auto Owner Trust:
Series 2019-1 Class A3, 3.05% 3/15/24	2,567,890	2,611,967
Series 2020-4 Class A3, 0.5% 8/15/25	5,979,000	6,000,890
Series 2021-1 Class A3, 0.34% 12/15/25	6,074,000	6,075,111
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (a)	5,095,567	5,204,351
Cedar Funding Ltd. Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 1.1% 7/15/33 (a)(b)(c)(d)	11,007,000	11,008,101
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 1.1514% 7/27/30 (a)(b)(c)	10,010,000	10,007,477
Chesapeake Funding II LLC:
Series 2018-1A Class A1, 3.04% 4/15/30 (a)	1,102,512	1,105,698
Series 2018-3A Class A1, 3.39% 1/15/31 (a)	2,292,913	2,349,464
Series 2019-1A Class A1, 2.94% 4/15/31 (a)	2,334,181	2,370,583
Series 2020-1A Class A1, 0.87% 8/16/32 (a)	4,226,476	4,253,330
Consumer Loan Underlying Bond Credit Trust:
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	3,999,901	4,039,482
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	104,962	105,146
Series 2019-P2 Class A, 2.47% 10/15/26 (a)	659,027	660,800
Series 2020-P1 Class A, 2.26% 3/15/28 (a)	1,732,635	1,741,479
Dell Equipment Finance Trust:
Series 2019-2:
Class A2, 1.95% 12/22/21 (a)	1,032,025	1,034,757
Class A3, 1.91% 10/22/24 (a)	2,190,000	2,212,652
Series 2020-2:
Class A2, 0.47% 10/24/22 (a)	3,665,000	3,670,165
Class A3, 0.57% 10/23/23 (a)	4,476,000	4,497,753
Series 2021-1 Class A3, 0.43% 5/22/26 (a)	3,966,000	3,973,802
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (a)	1,961,505	1,977,155
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (a)	6,077,000	6,086,125
DT Auto Owner Trust Series 2019-4A Class A, 2.17% 5/15/23 (a)	288,110	288,385
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.2226% 4/15/31 (a)(b)(c)	9,586,000	9,586,844
Enterprise Fleet Financing LLC:
Series 2019-1 Class A2, 2.98% 10/20/24 (a)	1,213,709	1,225,906
Series 2020-1 Class A2, 1.78% 12/22/25 (a)	5,327,798	5,402,293
Series 2020-2 Class A2, 0.61% 7/20/26 (a)	9,300,000	9,336,055
Series 2021-1 Class A2, 0.44% 12/21/26 (a)	3,639,000	3,641,664
Exeter Automobile Receivables Trust Series 2021-2A Class A3, 0.3% 10/15/24	3,534,000	3,533,607
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (a)(b)	2,415,663	2,417,166
Ford Credit Auto Owner Trust:
Series 2019-1 Class A, 3.52% 7/15/30 (a)	4,783,000	5,165,270
Series 2020-2 Class A, 1.06% 4/15/33 (a)	14,774,000	14,823,935
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	12,656,000	12,749,354
GM Financial Automobile Leasing Trust Series 2020-3 Class A3, 0.45% 8/21/23	4,764,000	4,778,002
GM Financial Consumer Automobile Receivables Trust Series 2020-4 Class A3, 0.38% 8/18/25	6,963,000	6,975,210
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (a)	3,438,000	3,458,373
Series 2020-2 Class A, 0.69% 10/15/25 (a)	7,860,000	7,909,715
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	1,214,423	1,218,831
HPEFS Equipment Trust:
Series 2020-1A Class A2, 1.73% 2/20/30 (a)	2,457,915	2,468,461
Series 2020-2A Class A2, 0.65% 7/22/30 (a)	5,238,568	5,246,398
Hyundai Auto Lease Securitization Trust Series 2021-A Class A3, 0.33% 1/16/24 (a)	6,776,000	6,786,533
Hyundai Auto Receivables Trust Series 2019-B Class A3, 1.94% 2/15/24	3,964,000	4,010,466
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22(a)	1,062,469	1,068,200
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	2,311,000	2,369,288
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1879% 1/22/31 (a)(b)(c)	8,045,000	8,038,725
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	429,043	431,428
Series 2020-1A Class A, 2.24% 3/15/30 (a)	172,798	173,214
Mercedes-Benz Auto Lease Trust Series 2020-B Class A3, 0.4% 11/15/23	3,679,000	3,687,442
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	796,345	820,599
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (a)	4,116,000	4,229,504
Mortgage Repurchase Agreement Financing Trust:
Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.0951% 8/10/23 (a)(b)(c)	7,218,000	7,287,235
Series 2021-1 Class A1, 1 month U.S. LIBOR + 0.500% 0.5951% 3/10/22 (a)(b)(c)	8,684,000	8,685,745
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (a)	4,066,713	4,062,020
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 0% 5/20/29 (a)(b)(c)	10,688,000	10,689,796
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3366% 1/25/36 (b)(c)	95,094	95,442
Prosper Marketplace Issuance Trust Series 2019-4A Class A, 2.48% 2/17/26 (a)	67,283	67,421
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	520,341	522,428
Santander Drive Auto Receivables Trust Series 2021-2 Class A3, 0.34% 2/18/25	7,459,000	7,461,850
Santander Retail Auto Lease Trust:
Series 2020-B Class A3, 0.57% 4/22/24 (a)	8,691,000	8,730,813
Series 2021-A Class A3, 0.51% 7/22/24 (a)	5,349,000	5,367,045
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (a)	6,482,007	6,472,634
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	2,797,000	2,952,311
1.884% 7/15/50 (a)	1,204,000	1,226,949
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/46 (a)	10,000,000	9,999,674
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	1,097,518	1,105,241
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 1.1159% 11/18/30 (a)(b)(c)	10,490,000	10,487,367
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9516% 9/25/34 (b)(c)	2,132	1,990
Tesla Series 2020-A:
Class A2, 0.55% 5/22/23 (a)	2,250,154	2,254,040
Class A3, 0.68% 12/20/23 (a)	3,588,000	3,607,086
Tesla Auto Lease Trust Series 2019-A Class A2, 2.13% 4/20/22 (a)	2,918,977	2,933,958
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (a)	3,961,000	4,045,460
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.7543% 4/6/42 (a)(b)(c)	304,000	205,116
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (a)	459,428	460,150
Series 2021-2 Class A, 0.91% 6/20/31 (a)	5,828,000	5,835,531
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (a)	3,011,666	3,018,880
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (a)	9,374,908	9,380,269
Series 2021-NPL3 Class A1, 1.991% 5/25/51 (a)(b)	11,199,000	11,198,879
Verizon Master Trust Series 2021-1:
Class A, 0.5% 5/20/27	7,466,000	7,474,867
Class B, 0.69% 5/20/27	8,000,000	8,009,566
Verizon Owner Trust Series 2020-A Class A1A, 1.85% 7/22/24	6,472,000	6,594,829
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (a)	1,461,224	1,475,917
Series 2019-2A Class A3, 2.04% 11/15/23 (a)	3,127,000	3,170,413
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 0.95% 4/17/30 (a)(b)(c)	10,000,000	10,001,020
World Omni Auto Receivables Trust Series 2020-A Class A2A, 1.02% 6/15/23	1,844,922	1,848,787
World Omni Automobile Lease Securitization Trust:
Series 2019-A Class A3, 2.94% 5/16/22	834,141	837,096
Series 2020-B Class A3, 0.45% 2/15/24	4,956,000	4,975,026
TOTAL ASSET-BACKED SECURITIES
(Cost $426,569,610)		428,898,714

Collateralized Mortgage Obligations - 2.4%
Private Sponsor - 1.5%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (a)(b)	2,457,429	2,460,597
BRAVO Residential Funding Trust sequential payer Series 2020-RPL2 Class A1, 2% 5/25/59 (a)	5,401,844	5,511,464
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	3,019,948	3,018,542
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (a)	2,225,943	2,228,342
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	1,817,412	1,901,245
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (a)	1,562,942	1,586,642
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.597% 8/25/60 (a)(b)(c)	762,844	763,537
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 0.9201% 12/22/69 (a)(b)(c)	846,500	847,592
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	5,532,000	5,648,565
Mortgage Repurchase Agreement Financing Trust:
floater Series 2020-3 Class A1, 1 month U.S. LIBOR + 1.250% 1.3451% 1/23/23 (a)(b)(c)	1,563,000	1,570,591
Series 2020-4 Class A1, 1 month U.S. LIBOR + 1.350% 1.4451% 4/23/23 (a)(b)(c)	7,422,000	7,443,078
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (a)	716,798	718,119
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	2,198,343	2,302,649
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (a)	5,463,461	5,551,267
Permanent Master Issuer PLC floater Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 0.7338% 7/15/58 (a)(b)(c)	1,138,000	1,138,830
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (a)	4,527,006	4,522,896
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	62,924	62,876
RMF Buyout Issuance Trust sequential payer Series 2020-2 Class A, 1.7063% 6/25/30 (a)	6,896,861	6,915,638
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.14% 7/20/34 (b)(c)	721	706
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.756% 1/21/70 (a)(b)(c)	3,908,425	3,913,346

TOTAL PRIVATE SPONSOR		58,106,522

U.S. Government Agency - 0.9%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	2,542,968	2,661,959
Series 2019-33 Class N, 3% 3/25/48	10,782,897	11,304,286
Series 2015-28 Class JE, 3% 5/25/45	1,850,458	1,961,965
Series 2018-3 Class LP, 3% 2/25/47	7,920,534	8,271,484
Series 2019-59 Class AB, 2.5% 10/25/39	3,267,327	3,412,937
Freddie Mac:
planned amortization class Series 2019-4903 Class DA, 3% 10/25/48	4,757,558	5,008,075
sequential payer Series 4873 Class CA, 4% 7/15/47	3,929,708	4,146,798
Series 3949 Class MK, 4.5% 10/15/34	73,768	81,197
Series 4472 Class WL, 3% 5/15/45	840,243	892,312

TOTAL U.S. GOVERNMENT AGENCY		37,741,013

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $94,437,862)		95,847,535

Commercial Mortgage Securities - 7.9%
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	1,767,000	1,836,360
BANK Series 2021-BN33 Class XA, 1.1766% 5/15/64 (b)(e)	20,657,000	1,704,331
Bank of America Commercial Mortgage Trust sequential payer Series 2015-UBS7 Class ASB, 3.429% 9/15/48	9,478,351	10,082,019
Benchmark Mortgage Trust:
sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	5,621,000	5,855,043
Series 2019-B14 Class XA, 0.7858% 12/15/62 (b)(e)	24,794,514	1,174,635
Series 2020-B17 Class XA, 1.4192% 3/15/53 (b)(e)	49,490,281	4,336,512
BX Commercial Mortgage Trust:
floater Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.7623% 5/15/38 (a)(b)(c)	4,000,000	3,996,396
floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.901% 12/15/36 (a)(b)(c)	2,995,769	2,999,519
BX Trust:
floater sequential payer Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 0.8009% 1/15/34 (a)(b)(c)	2,100,000	2,100,000
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.101% 4/15/34 (a)(b)(c)	614,000	612,829
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.021% 10/15/36 (a)(b)(c)	6,227,897	6,234,776
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (a)	7,029,000	7,166,900
Series 2021-1A Class A1, 1.53% 3/15/61 (a)	5,655,000	5,709,273
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.0509% 11/15/36 (a)(b)(c)	1,313,000	1,313,397
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (a)	10,000,000	10,102,131
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.221% 6/15/34 (a)(b)(c)	4,634,503	4,635,903
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2012-GC8:
Class A/S, 3.683% 9/10/45 (a)	6,670,000	6,859,044
Class A4, 3.024% 9/10/45	2,179,345	2,214,265
Series 2014-GC21 Class AAB, 3.477% 5/10/47	998,943	1,043,441
Series 2016-GC36 Class AAB, 3.368% 2/10/49	2,360,629	2,496,128
Series 2017-P7 Class A2, 3.212% 4/14/50	2,399,000	2,422,976
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,281,023	1,304,649
Series 2012-LC4 Class A4, 3.288% 12/10/44	5,380,469	5,420,887
Series 2013-CR7:
Class A4, 3.213% 3/10/46	2,666,224	2,774,830
Class AM, 3.314% 3/10/46 (a)	1,343,000	1,398,685
Series 2015-CR22 Class ASB, 3.144% 3/10/48	1,531,317	1,601,516
Series 2015-CR23 Class ASB, 3.257% 5/10/48	1,245,634	1,306,562
Series 2013-CR13 Class AM, 4.449% 11/10/46	2,731,000	2,950,934
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,903,539	1,929,733
Series 2015-CR22 Class A2, 2.856% 3/10/48	225,243	225,234
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.081% 5/15/36 (a)(b)(c)	5,000,000	5,010,618
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	2,198,000	2,271,027
Series 2018-SITE Class A, 4.284% 4/15/36 (a)	1,635,000	1,702,285
CSAIL Commercial Mortgage Trust sequential payer:
Series 19-C15 Class A2, 3.4505% 3/15/52	3,304,000	3,501,241
Series 2015-C3 Class A4, 3.7182% 8/15/48	3,143,000	3,452,132
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	8,649,312	8,777,458
Class A3, 3.482% 1/10/45	2,283,758	2,297,401
Series 2012-GCJ7:
Class A/S, 4.085% 5/10/45	4,762,000	4,866,002
Class A4, 3.377% 5/10/45	1,224,225	1,229,802
Series 2012-GCJ9 Class A3, 2.773% 11/10/45	4,628,218	4,736,577
Series 2013-GC10 Class A5, 2.943% 2/10/46	5,531,000	5,716,447
Series 2014-GC18 Class AAB, 3.648% 1/10/47	375,742	389,319
Series 2014-GC20 Class AAB, 3.655% 4/10/47	440,523	460,242
Series 2014-GC26 Class AAB, 3.365% 11/10/47	2,352,034	2,462,041
Series 2015-GC28 Class AAB, 3.206% 2/10/48	1,633,911	1,704,916
Series 2015-GC30 Class A4, 3.382% 5/10/50	3,541,000	3,840,912
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	6,799,000	6,797,693
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,022,000	4,136,945
Series 2013-GC13 Class A/S, 4.084% 7/10/46 (a)(b)	9,739,000	10,349,133
Series 2013-GC16 Class A/S, 4.649% 11/10/46	1,900,000	2,053,104
Series 2015-GC32 Class A2, 3.062% 7/10/48	248,337	248,349
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A2, 3.1438% 1/15/49	68,706	68,701
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C17 Class ASB, 3.705% 1/15/47	461,339	481,675
Series 2014-C22 Class A4, 3.8012% 9/15/47	4,450,000	4,832,611
Series 2014-C25 Class ASB, 3.4074% 11/15/47	1,277,505	1,340,480
Series 2013-C17 Class A/S, 4.4584% 1/15/47	6,642,000	7,165,597
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9838% 12/15/49	1,870,568	1,887,639
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	2,097,000	2,149,849
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (a)	5,520,000	5,668,834
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.101% 9/15/29 (a)(b)(c)	2,478,000	2,481,565
sequential payer:
Series 2012-C8 Class A3, 2.8291% 10/15/45	2,440,750	2,496,743
Series 2014-C20 Class A3A1, 3.4718% 7/15/47	2,981	2,980
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (a)	2,044,000	2,099,854
Series 2013-C10 Class A5, 3.1425% 12/15/47	4,747,844	4,920,844
Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	1,421,304	1,511,947
Series 2013-C16 Class A/S, 4.5169% 12/15/46	8,570,171	9,229,807
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (a)	2,708,000	2,860,926
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 0.801% 3/15/38 (a)(b)(c)	4,067,000	4,069,552
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.251% 8/15/37 (a)(b)(c)	911,000	914,935
Morgan Stanley BAML Trust:
sequential payer:
Series 2012-C6 Class A4, 2.858% 11/15/45	3,928,179	4,011,962
Series 2013-C11 Class A4, 4.1515% 8/15/46 (b)	1,443,000	1,516,625
Series 2014-C15 Class ASB, 3.654% 4/15/47	1,022,860	1,064,635
Series 2014-C19 Class ASB, 3.326% 12/15/47	8,015,431	8,379,671
Series 2016-C28 Class A3, 3.272% 1/15/49	1,826,497	1,944,441
Series 2014-C17 Class ASB, 3.477% 8/15/47	2,440,844	2,549,103
Series 2015-C22 Class ASB, 3.04% 4/15/48	936,980	977,353
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	3,837,000	4,039,204
Series 2011-C3 Class AJ, 5.2155% 7/15/49 (a)(b)	1,669,678	1,674,626
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8881% 4/10/46 (a)(b)(c)	3,491,858	3,482,056
sequential payer Series 2012-C2 Class A4, 3.525% 5/10/63	2,703,000	2,762,351
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	2,974,216	3,063,873
Series 2012-C3 Class A/S, 3.814% 8/10/49 (a)	3,319,000	3,428,258
Wells Fargo Commercial Mortgag Trust sequential payer Series 2015-NXS3 Class ASB, 3.371% 9/15/57	884,401	940,835
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2012-LC5 Class A3, 2.918% 10/15/45	4,105,866	4,199,453
Series 2015-C27 Class ASB, 3.278% 2/15/48	2,343,495	2,459,151
Series 2015-LC22 Class ASB, 3.571% 9/15/58	5,440,905	5,788,015
Series 2017-RC1 Class ASB, 3.453% 1/15/60	3,858,000	4,129,191
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 3.103% 12/15/49	2,007,333	2,018,831
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2012-C9 Class A3, 2.87% 11/15/45	3,875,867	3,970,760
Series 2013-C11 Class A5, 3.071% 3/15/45	5,892,947	6,079,718
Series 2013-C12 Class ASB, 2.838% 3/15/48	1,179,587	1,202,782
Series 2013-C14 Class A5, 3.337% 6/15/46	7,196,000	7,557,730
Series 2013-C16 Class ASB, 3.963% 9/15/46	539,757	560,570
Series 2014-C22 Class ASB, 3.464% 9/15/57	3,637,665	3,799,551
Series 2013-C11 Class ASB, 2.63% 3/15/45	445,134	452,630
Series 2013-C12 Class A4, 3.198% 3/15/48	1,500,378	1,548,072
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $316,401,441)		317,598,538

Municipal Securities - 0.4%
California Gen. Oblig. Series 2019, 2.4% 10/1/25	4,420,000	4,735,059
Illinois Gen. Oblig. Series 2003, 4.95% 6/1/23	1,875,545	1,940,548
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,320,000	1,401,936
New York Urban Dev. Corp. Rev. Series 2017 D, 2.7% 3/15/23	6,100,000	6,346,705
TOTAL MUNICIPAL SECURITIES
(Cost $13,768,967)		14,424,248

Foreign Government and Government Agency Obligations - 0.1%
United Mexican States 3.25% 4/16/30 (Cost $3,508,411)	$3,525,000	$3,639,122

Bank Notes - 1.2%
BBVA U.S.A. 2.875% 6/29/22	8,287,000	8,500,788
Capital One NA 2.15% 9/6/22	1,762,000	1,800,642
CIT Bank NA 2.969% 9/27/25 (b)	6,655,000	6,971,113
Citibank NA 3.65% 1/23/24	5,000,000	5,417,884
Discover Bank 3.35% 2/6/23	7,557,000	7,909,314
First Republic Bank 1.912% 2/12/24 (b)	2,692,000	2,753,056
RBS Citizens NA:
2.25% 4/28/25	$4,046,000	$4,231,734
2.65% 5/26/22	3,000,000	3,065,150
Truist Bank 1.5% 3/10/25	7,000,000	7,175,057
TOTAL BANK NOTES
(Cost $46,187,470)		47,824,738

Commercial Paper - 0.2%
HSBC U.S.A., Inc. yankee:
0.4% 10/5/21	5,000,000	4,995,360
0.4% 2/9/22	4,000,000	3,990,177
TOTAL COMMERCIAL PAPER
(Cost $8,981,756)		8,985,537
	Shares	Value

Fixed-Income Funds - 0.0%
Fidelity Specialized High Income Central Fund (f)
(Cost $40,781)	410	40,688

Money Market Funds - 0.6%
Fidelity Cash Central Fund 0.03% (g)
(Cost $23,630,311)	23,625,586	23,630,311
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $3,990,394,509)		4,053,918,217
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(48,993,720)
NET ASSETS - 100%		$4,004,924,497

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,082,122,644 or 27.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$110,127
Fidelity Securities Lending Cash Central Fund	18,581
Fidelity Specialized High Income Central Fund	644,590
Total	$773,298

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$16,901,423	$644,581	$17,414,333	$1,405,007	$(1,495,990)	$40,688	0.0%
Total	$16,901,423	$644,581	$17,414,333	$1,405,007	$(1,495,990)	$40,688

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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